EVENTS AFTER THE REPORTING PERIOD (Details)			1 Months Ended				12 Months Ended
	Feb. 24, 2020 USD ($)	Feb. 14, 2020 $ / shares	Feb. 29, 2020 $ / shares	Aug. 31, 2019 $ / shares	Mar. 31, 2019 $ / shares	Aug. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares	Mar. 10, 2020 RUB (₽)	Mar. 09, 2020 RUB (₽)	Jan. 14, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 09, 2019 USD ($)
Disclosure of non-adjusting events after reporting period
Aggregate dividend declared per share (in dollars per share) | $ / shares				$ 0.13	$ 0.17	$ 0.12	$ 0.28
Borrowings, interest rate												4.00%
Dividend approval by supervisory board
Disclosure of non-adjusting events after reporting period
Final dividend declared per share (in dollars per share) | $ / shares		$ 0.15	$ 0.15
Maximum
Disclosure of non-adjusting events after reporting period
Tax rate withholdings on dividend paid to company's ADS depositary							15.00%
AO Alfa-Bank Facility | Borrowings transactions
Disclosure of non-adjusting events after reporting period
Facility amount | ₽								₽ 30,000,000,000	₽ 17,500,000,000
Notes 6.25% | Borrowings transactions
Disclosure of non-adjusting events after reporting period
Debt repayment	$ 500,000,000
Borrowings, interest rate	6.25%
USD 300 Senior notes | Borrowings transactions
Disclosure of non-adjusting events after reporting period
Facility amount										$ 300,000,000
Notes 4%
Disclosure of non-adjusting events after reporting period
Facility amount											$ 700,000,000	$ 700,000,000
Borrowings, interest rate											4.00%